Note 5 - Stockholders' Equity	15 Months Ended
Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]

5.   Stockholders’ Equity

Authorized Common Stock

As of December 31, 2011, the Company was authorized to issue 70 million shares of common stock, $0.01 par value. On January 27, 2012, the Company’s stockholders approved an increase in the number of authorized shares of common stock of the Company from 70 million shares to 175 million shares.

Stock Option Plans

On November 10, 2009, the Company adopted the VeriChip 2009 Stock Incentive Plan (the “VeriChip 2009 Plan”). Under the VeriChip 2009 Plan, the number of shares for which options, SARs or performance shares may be granted is 8.0 million. As of December 31, 2010, approximately 6.4 million options and shares have been granted under the VeriChip 2009 Plan. As of December 31, 2011, 32,000 remaining shares may be granted under the VeriChip 2009 Plan.

On August 26, 2011, the Company’s stockholders approved and adopted the PositiveID Corporation 2011 Stock Incentive Plan (the “2011 Plan”). The 2011 Plan provides for awards of incentive stock options, nonqualified stock options, restricted stock awards, performance units, performance shares, SARs and other stock-based awards to employees and consultants. As of December 31, 2011, approximately 0.9 million options and shares have been granted under the 2011 Plan, and approximately 5.1 million remaining shares may be granted under the 2011 Plan. Awards to employees under the Company’s stock option plans generally vest over a two-year period, with pro-rata vesting upon the anniversary of the grant. Awards of options have a maximum term of ten years and the Company generally issues new shares upon exercise.

In addition, as of December 31,  2011, 0.3 million options to purchase the Company’s common stock have been granted outside of the Company’s plans, which remain outstanding as of December 31,  2011. These options were granted at exercise prices ranging from $0.23 to $8.55 per share, are fully vested and are exercisable for a period from seven to nine years.

At the effective time of the Merger, the Company assumed all of Steel Vault’s obligations under the SysComm International Corporation 2001 Flexible Stock Plan, as amended and restated, and each option outstanding thereunder, provided that the obligation to issue shares of the Company’s stock, as adjusted to reflect the exchange ratio set forth in the Merger Agreement, was substituted for the obligation to issue shares of Steel Vault common stock.

On November 10, 2009, pursuant to the Steel Vault Merger, approximately 6.7 million outstanding Steel Vault options were converted into 3.3 million Company options. These options were granted at exercise prices ranging from $0.36 to $2.00 per share, are fully vested and are exercisable for a period up to ten years from the vesting date.

A summary of option activity under the Company’s stock incentive plans for the three months ended March 31, 2012 and for the years ended December 31, 2011 and 2010 is as follows (in thousands, except per share amounts):

	Three Months Ended
	March 31, 2012		2011		2010
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
	(unaudited)
Outstanding on January 1	4,149	$1.60	$3,216	$2.03	4,215	$1.73
Granted	—	$—	$1,285	$0.24	85	$1.08
Exercised	—	$—	$—	$—	(719)	$0.50
Forfeited	(300)	$0.68	$(352)	$0.60	(365)	$1.37
Outstanding at end of period	3,849	$1.67	$4,149	$1.60	3,216	$2.03
Exercisable at end of period	2,799	$2.20	$2,899	$2.18	3,103	$2.07

The following table summarizes information about stock options at December 31, 2011 (in thousands, except weighted-average amounts):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00 to $0.36	1,979	8.5	$0.28	830	$0.36
$0.37 to $0.62	916	6.4	$0.43	848	$0.43
$0.68 to $1.99	476	1.5	$0.84	444	$0.80
$2.00 to $5.75	349	4.6	$5.59	348	$5.59
Above $5.75	429	2.1	$7.78	429	$7.78
	4,149	6.3	$1.60	2,899	$2.18
Vested options	2,899	4.8	$2.18

The weighted average per share fair value of grants made in 2011 and 2010 under the Company’s incentive plans was $0.24 and $1.10, respectively.

There are inherent uncertainties in making estimates about forecasts of future operating results and identifying comparable companies and transactions that may be indicative of the fair value of the Company’s securities. The Company believes that the estimates of the fair value of its common stock at each option grant date were reasonable under the circumstances.

The Black-Scholes model, which the Company used to determine compensation expense, required the Company to make several key judgments including:

the value of the Company’s common stock;

the expected life of issued stock options;

the expected volatility of the Company’s stock price;

the expected dividend yield to be realized over the life of the stock option; and

the risk-free interest rate over the expected life of the stock options.

The Company’s computation of the expected life of issued stock options was determined based on historical experience of similar awards giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations about employees’ future length of service. The interest rate was based on the U.S. Treasury yield curve in effect at the time of grant. The computation of volatility was based on the historical volatility of the Company’s common stock.

The fair values of the options granted were estimated on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	2011	2010
Expected dividend yield	—	—
Expected stock price volatility	118%	100%
Risk-free interest rate	1.35%	2.53%
Expected term (in years)	6.0	6.0

A summary of restricted stock outstanding under the Company’s stock incentive plans as of March 31, 2012 and December 31, 2011 and 2010 and changes during the periods then ended is presented below (in thousands):

	Three Months Ended
	March 31, 2012	2011	2010
	(unaudited)
Unvested at January 1	4,540	6,623	4,191
Issued	3,718	3,424	5,142
Vested	(7,858)	(5,502)	(2,710)
Forfeited	—	(5)	—
Unvested at end of period	400	4,540	6,623

Warrants

On November 10, 2009, pursuant to the Steel Vault merger, all outstanding Steel Vault warrants were converted into approximately 0.3 million Company warrants. These warrants were granted at exercise prices ranging from $0.60 to $0.88 per share, are fully vested and are exercisable for a period of five years from the vest date. The warrants expire in 2014.

Stock-Based Compensation

Stock-based compensation expense is recognized using the fair-value based method for all awards granted. Compensation expense for awards granted is recognized on a straight-line basis over the requisite service period based on the grant-date fair value. Forfeitures are estimated at the time of grant and require the estimates to be revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company recorded compensation expense related to stock options and restricted stock of approximately $3,434,000 and $5,119,000 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, there was approximately $382,000 of unrecognized compensation cost related to outstanding awards, which is expected to be recognized over a remaining weighted-average period of approximately one year. As of December 31, 2011 and 2010, the intrinsic value for all options outstanding was approximately nil and $0.4 million, respectively.

During the year ended December 31, 2011, the Company issued an aggregate of 370,000 shares of restricted stock to employees valued between $0.38 and $0.55 per share, and recorded related stock-based compensation of approximately $2,680,000. During the year ended December 31, 2010, the Company issued an aggregate of 4,538,000 shares of restricted stock to employees valued between $0.50 and $1.44 per share, and recorded related stock-based compensation of approximately $4,242,000. During the year ended December 31, 2011, the Company issued an aggregate of 3,054,286 shares of restricted stock to consultants and advisors valued between $0.13 and $0.57 per share and recorded related stock-based compensation of approximately $601,000. During the year ended December 31, 2010, the Company issued an aggregate of 604,216 shares of restricted stock to consultants and advisors valued between $0.55 and $1.65 per share, and recorded related stock-based compensation of approximately $824,000. Stock compensation expense related to option grants to employees and consultants for the years ended December 31, 2011 and 2010 was not significant.

The Company recorded compensation expense related to stock options and restricted stock of approximately $589,000 and $970,000 for the three months ended March 31, 2012 and 2011, respectively.